Legal proceedings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Legal proceedings
46. Legal proceedings

The Group is involved in significant legal and administrative proceedings, principally product liability, intellectual property, tax, anti-trust, consumer fraud and governmental investigations. The most significant of these matters, other than tax matters, are described below. The Group makes provision for these proceedings on a regular basis as summarised in Note 2, ‘Accounting principles and policies’ and Note 31, ‘Other provisions’.
The Group may become involved in significant legal proceedings in respect of which it is not possible to make a reliable estimate of the expected financial effect, if any, that could result from ultimate resolution of the proceedings. In these cases, appropriate disclosures about such cases would be included in this note, but no provision would be made for the cases.
With respect to each of the legal proceedings described below, other than those for which a provision has been made, the Group is unable to make a reliable estimate of the expected financial effect at this stage. The Group does not believe that information about the amount sought by the plaintiffs, if that is known, would be meaningful with respect to those legal proceedings. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision and clarity as to theories of liability, damages and governing law.
Legal expenses incurred and provisions related to legal claims are charged to selling, general and administration costs. Provisions are made, after taking appropriate legal and other specialist advice, where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome of the dispute. For certain product liability claims, the Group will make a provision where there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover unasserted claims. At 31 December 2019, the Group’s aggregate provision for legal and other disputes (not including tax matters described in Note 14, ‘Taxation’) was
£198 million.
The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations.
The Group’s position could change over time, and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed by a material amount the amount of the provisions reported in the Group’s financial statements. If this were to happen, it could have a material adverse impact on the results of operations of the Group in the reporting period in which the judgements are incurred or the settlements entered into.

Intellectual property
Intellectual property claims include challenges to the validity and enforceability of the Group’s patents on various products or processes as well as assertions of non-infringement
of those patents. A loss in any of these cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that product and could materially affect future results of operations for the Group.
Dolutegravir/
Tivicay/Triumeq/Dovato/Juluca
In September and October 2017, ViiV Healthcare received patent challenge letters under the Hatch-Waxman Act from Cipla, Dr. Reddy’s Labs and Apotex for
Triumeq
and
Tivicay
; letters from Lupin and Mylan for
Triumeq
; and a letter from Sandoz for
Tivicay
. ViiV Healthcare lists two patents in the FDA Orange Book for
Tivicay
and
Triumeq
. One patent covers the molecule dolutegravir and expires on 5 October 2027. The second patent claims a crystal form of dolutegravir and expires on 8 December 2029. All the letters challenged only the later-expiring crystal form patent. Several of the generic companies allege only that the crystal form patent is invalid while others claim the crystal form patent is both invalid and not infringed by their proposed products. In 2017, ViiV Healthcare filed patent infringement suits against all six generic companies. The case against Mylan is now proceeding in the Northern District of West Virginia and is set for trial on 21 September 2020. The cases against the other defendants are proceeding in the US District Court for the District of Delaware. The court has yet to set a trial date for those matters.
In September 2019, ViiV Healthcare received a paragraph IV letter from Cipla relating to
Dovato
 and challenging only the crystal form patent. On 4 November 2019 ViiV Healthcare filed suit against Cipla in the US District Court for the District of Delaware.
In January 2020, ViiV Healthcare received a paragraph IV letter from Lupin relating to
Juluca
 and challenging the crystal form patent as well as a patent relating to the combination of dolutegravir and rilpivirine that expires 24 January 2031. On 28 February 2020 ViiV Healthcare filed suit against Lupin on both patents.
On 7 February 2018, ViiV Healthcare filed patent infringement litigation against Gilead Sciences Inc. (Gilead) over bictegravir in the US District Court for the District of Delaware (U.S. Patent No. 8,129,385) and the Canadian Federal Court (Canadian patent No. 2,606,282). ViiV Healthcare alleged that Gilead’s triple combination HIV drug containing the HIV integrase inhibitor bictegravir infringes ViiV Healthcare’s patent covering dolutegravir and other compounds that include dolutegravir’s unique chemical scaffold. In both the US and Canada, ViiV Healthcare is seeking financial redress rather than injunctive relief.

On 12 July 2019, Gilead filed a motion for judgement on the pleadings in the US case, arguing that as a matter of law its bictegravir compound does not infringe ViiV Healthcare’s patent. On 5 February the court denied Gilead’s motion. The US case against Gilead is set for trial on 21 September 2020. In the Canadian matter, a four-day
 summary trial on the issue of infringement was held on
27-30 January
 2020. A decision from the Canadian court is expected by the end of March 2020. On 20 November 2019, ViiV Healthcare commenced actions in the UK, France, Germany, Japan, Korea and Australia against Gilead alleging that Gilead’s Biktarvy infringes certain of ViiV Healthcare’s HIV integrase inhibitor patents.

Kivexa
In June 2017, Biogaran commenced proceedings in France seeking revocation of the French SPC covering
Kivexa
. No trial date has been set for this action.
In Q2 2018, ViiV Healthcare commenced proceedings against Sandoz in Switzerland. Sandoz countered
,
challenging the validity of the patent relating to
Kivexa
. This matter was settled in Q4 2019.
Product liability
The Group is currently a defendant in a number of product liability lawsuits related to the Group’s Pharmaceuticals, Vaccines, and Consumer Healthcare products. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision, as appropriate, for the matters below in the provision for legal and other disputes. Matters for which the Group has made a provision are also noted in Note 31, ‘Other provisions.’
Avandia
As of January 2020, there are three remaining US
Avandia
cases. Two are class actions brought by third-party payers asserting claims under the Racketeer Influenced and Corrupt Organizations Act (RICO) and state consumer protection laws. In December 2019, the Third Circuit Court of Appeals reversed the summary judgements granted in favour of the Group and remanded the third-party payer cases back to district court. In the third case, the Santa Clara County (California) Action, the parties have reached an agreement to settle all remaining claims.
Additionally, the class action settlement in Canada has now been approved, and all
Avandia
class actions in Canada have been either discontinued or dismissed.

Seroxat/Paxil and Paxil CR
The Group has received numerous lawsuits and claims alleging that use of
Paxil
(paroxetine) has caused a variety of injuries. Most of these lawsuits contain one or more of the following allegations: (i) that use of
Paxil
during pregnancy caused congenital malformations, persistent pulmonary hypertension or autism; (ii) that
Paxil
treatment caused patients to commit suicidal or violent acts; and (iii) that the Group failed to warn that patients could experience certain symptoms on discontinuing
Paxil
treatment.

•	Pregnancy
The Group has reached agreements to settle the majority of the US claims relating to the use of
Paxil
during pregnancy as of January 2020, but eleven lawsuits related to use during pregnancy are still pending in various courts in the US.
The Singh action in Alberta, Canada, seeks to certify a national class action relating to birth defects generally. The court heard argument in January 2020 on the
plaintiffs’ class certification motion but has not yet ruled.
Another Canadian class action, Jensen, alleging claims of
Paxil
(and other SSRI) use and autism was filed in Saskatchewan in January 2017; however, there has been no activity in the case since the filing.

•	Acts of violence
As of January 2020, there were six pending claims or cases concerning allegations that patients who took paroxetine or
Paxil
committed or attempted to commit suicide or acts of violence: five claims or cases are in the US and one case is in Canada. One of the US cases, Dolin, involving the suicide of a man who allegedly took generic paroxetine manufactured by Mylan, resulted in a
$3 million verdict for the plaintiff; however, on 22 August 2018 the US Court of Appeals for the Seventh Circuit reversed the jury verdict and found in favour of the Group. The US Supreme Court then denied plaintiff’s certiorari request to review the case. Thereafter, however, the plaintiff filed a motion in the federal district court, asking it to reinstate the jury verdict in light of the US Supreme Court’s pre-emption
decision in Merck v. Albrecht. The district court denied
the plaintiff’s motion on 11 July 2019, but the plaintiff appealed that decision to the Seventh Circuit, where oral argument was heard on 22 January 2020. A ruling from the Court of Appeals is pending. The remaining US cases involving claims of violence are largely dormant.
In the one pending Canadian action, Carmichael, the Group filed a motion for summary judgement based on the statute of limitations, which was denied. The Group appealed that ruling, and oral argument took place on 16 December 2019. A ruling has not yet been issued.
•	Discontinuation
In the UK, a long-pending group action alleges that
Seroxat
caused severe discontinuation symptoms. In 2010, the Legal Services Commission (LSC) withdrew public funding from hundreds of claimants, causing termination of most claims. In 2015, the Legal Aid Agency (formerly the LSC) discharged the public funding certificate following a 2013 recommendation of its Special Cases Review Panel that these cases have poor prospects of success.
However, more recently, Fortitude Law was engaged with the purpose of resurrecting the
Seroxat
group action and obtained third-party funding for the experts and the 103 remaining claimants. The Group asked the court to require the third-party funder to provide security for the litigation costs in the event plaintiffs lose.
On 8 December 2017, the High Court ruled in favour of the Group on its application for an order that the claimants’ litigation funder give security for costs for a sum in excess of the total funding it had committed to the case. The trial of the action commenced in April 2019. The judge dismissed the cases on the grounds that the allegations were insufficient to prove plaintiffs’ claims and that the cases were too far advanced to allow plaintiffs to reframe them.
The plaintiffs’ appeal was heard in late October 2019. On 8 November 2019, the Court of Appeal held in favour of GSK, dismissing the appeal unanimously. On 24 January, the Supreme Court issued an order denying plaintiffs’ request to appeal to that court. The case will be sent back to the trial court judge for a determination on whether judgement on these cases now can be entered for GSK.
In addition to the UK matters, there is one individual US discontinuation-type claim pending in the Central District of California. The plaintiff in that matter alleges claims of dystonia/ dyskinesia caused by ingestion of

Paxil
. Trial is set for 27 October 2020.
PPI litigation
The Group is a defendant in the ongoing proton pump inhibitor (PPI) litigation, in which plaintiffs allege that their use of PPIs caused serious bodily injuries, including acute kidney injury, chronic kidney disease or end-stage
renal failure. As of January 2020, there are approximately 1,900 personal injury lawsuits involving
Prevacid24HR
pending against the Group, nearly all of which are pending in a multi-district litigation (MDL) proceeding in the District of New Jersey. In addition, as part of the consumer business transaction with Pfizer Inc., there are now approximately 2,500 cases involving
Nexium24HR
pending against the Group in the same MDL. A small subset of cases involving both products are also pending in several state courts.

Manufacturers of other PPIs also are named as
co-defendants
in the MDL. The Group has filed motions to dismiss several hundred cases, but the MDL Court has not yet ruled on those motions. The first PPI bellwether trial is set for November 2021.
Zantac
The Group has been contacted by several regulatory authorities regarding the detection of genotoxic nitrosamine (NDMA) in
Zantac
(ranitidine) products. Based on the information received to date and correspondence with regulators, the Group made the decision in September 2019 to suspend the release, distribution and supply of all dose forms of
Zantac
to all markets pending the outcome of the ongoing tests and investigations. Also, as a precautionary action, the Group made the decision in early October 2019 to initiate a voluntary pharmacy/retail level recall of all

Zantac

products globally. Ranitidine is subject to regulatory scrutiny and the Group is continuing with investigations into the potential source of NDMA. The first

Zantac

personal injury claim was filed on 15 October 2019 against GSK and several other pharmaceutical companies in US federal court in the Eastern District of California, followed by additional filings, and on 6 February 2020, a multi-district litigation (MDL) proceeding to hear

Zantac

cases was established in the Southern District of Florida.
Zofran
Plaintiffs allege that their children suffered birth defects as a result of the mothers’ ingestion of
Zofran
and/or generic ondansetron for pregnancy-related nausea and vomiting. Plaintiffs assert that the Group sold
Zofran
knowing it was unsafe for pregnant women, failed to warn of the risks, and illegally marketed
Zofran
‘off-label’
for use by pregnant women.
As of January 2020, the Group is a defendant in 413 personal injury lawsuits. All but two of the lawsuits are part of a multi-district litigation (MDL) proceeding in US federal court in the District of Massachusetts.
In the wake of the US Supreme Court’s pre-emption decision in Merck v. Albrecht, the MDL judge directed GSK to re-file
 its motion for summary judgment on federal pre-emption grounds.

The Court heard oral argument on GSK’s renewed motion on 5 November 2019. Additionally, in response to plaintiffs’ claims that FDA would have changed Zofran’s labelling had GSK provided certain additional information to FDA, on 1 November 2019, GSK submitted a Citizen Petition to FDA providing the information identified by plaintiffs and requesting that FDA provide guidance on whether such information merits a label change. The Court has deferred the first trial date to 4 May 2020 to allow FDA time to respond to the Petition.
GSK is also a defendant in four proposed class actions in Canada. There has been no significant activity in these matters.
Sales and marketing and regulation
The Group’s marketing and promotion of its Pharmaceutical and Vaccine products are the subject of certain governmental investigations and private lawsuits brought by litigants under various theories of law. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes, except as noted below.
Matters for which the Group has made a provision are also noted in Note 31, ‘Other provisions’.
SFO and SEC/DOJ Anti-corruption enquiries
On 27 May 2014, the UK Serious Fraud Office (SFO) began a formal criminal investigation into the Group’s commercial operations in a number of countries, including China. The SFO inquiry followed investigations initiated by China’s Ministry of Public Security in June 2013 (the ‘China Investigations’). Parallel investigations were undertaken by the US Securities and Exchange Commission (SEC) and the US Department of Justice (DOJ).
While the underlying commercial operations investigations have been resolved, as previously reported, in the course of its inquiry, the SFO had requested additional information from the Group regarding third-party advisers engaged by the company in the course of the China Investigations. The SEC and DOJ are also investigating these matters. The Group is co-operating
 and responding to these requests. On 22 February 2019, the SFO announced that it had closed its investigation and confirmed that it would be taking no further action against the Group.
The SEC and DOJ investigations into these matters continue.
The Group is unable to make a reliable estimate of the expected financial effect of these investigations, and no provision has been made for them.

Average wholesale price
The Attorney General in Illinois filed suit against the Group and a number of other pharmaceutical companies claiming damages and restitution due to average wholesale price (AWP) and/or wholesale acquisition cost (WAC) price reporting for pharmaceutical products covered by the state’s Medicaid programmes. The case alleged that the Group reported or caused to be reported false AWP and WAC prices, which, in turn, allegedly caused the state Medicaid agency to reimburse providers more money for covered medicines than the agency intended. The state sought recovery on behalf of itself as payer and on behalf of in-state
patients as consumers. GSK settled the matter with the state as announced in October 2019, thereby concluding the matter.
Cidra third-party payer litigation
On 25 July 2013, 41 major US healthcare insurers filed a lawsuit against the Group, seeking compensation for reimbursements they made for medicines manufactured between 2000 and 2006 at the Group’s former Cidra plant in Puerto Rico. The insurers claimed that the Group knowingly marketed and sold adulterated drugs manufactured under conditions non-compliant
with cGMP (current good manufacturing practices) and that they, as third-party insurers, were unlawfully induced to pay for them. In November 2019, the Group resolved the lawsuit and reached a settlement with all plaintiffs, thereby concluding the matter.

Anti-trust/competition
Certain governmental actions and private lawsuits have been brought against the Group alleging violation of competition or anti-trust laws. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes, except as noted below.
Matters for which the Group has made a provision are also noted in Note 31, ‘Other provisions’.
UK Competition and Markets Authority investigation
On 12 February 2016, the UK Competition and Markets Authority (CMA) issued a decision fining the Group £37.6 million for infringement of the Competition Act, in connection with agreements to settle patent disputes the Group entered into in 2001 and 2002 with potential suppliers of generic paroxetine formulations. The Group appealed to the Competition Appeal Tribunal (CAT), which delivered its initial judgement upholding the fine on 8 March 2018 but referred certain questions of law to the European Union Court of Justice (ECJ). On 30 January 2020, the ECJ issued its judgement endorsing the criteria used by the CMA in levying the fine, and the matter now will return to the CAT for entry of a final judgement.
Lamictal
Purported classes of direct and indirect purchasers filed suit in the US District Court for the District of New Jersey alleging that the Group and Teva Pharmaceuticals unlawfully conspired to delay generic competition for
Lamictal
, resulting in overcharges to the purchasers, by entering into an allegedly anti-competitive reverse payment settlement to resolve patent infringement litigation. A separate count accuses the Group of monopolising the market.
On 26 June 2015, the Court of Appeals reversed the trial court’s decision to dismiss the case and remanded the action back to the trial court. On 18 May 2016, the trial court denied the indirect purchaser class plaintiffs’ motion for reconsideration of the Court’s dismissal of their claims. As a result, the indirect purchaser class representatives agreed to a settlement to exit the case and resolve their remaining claims. On 13 December 2018, the trial judge granted plaintiffs’ class certification motion, certifying a class of direct purchasers in this action. The Group is pursuing an appeal with the Court of Appeals regarding the class certification. On 18 March 2019, the Third Circuit Court of Appeals granted the
Group’s motion agreeing to review the class certification decision. Briefing for the appeal has concluded. Oral argument is expected to occur in March 2020.

Commercial and corporate
The Group is a defendant in certain cases which allege violations of US federal securities and ERISA laws. The Group has been able to make a reliable estimate of the expected financial effect of the matters discussed in this category and has included a provision for such matters in the provision for legal and other disputes. Matters for which the Group has made a provision are also noted in Note 31, ‘Other provisions’.
Securities/ERISA class actions – Stiefel
On 12 December 2011, the US Securities and Exchange Commission (SEC) filed a formal complaint against Stiefel Laboratories, Inc., and Charles Stiefel in the US District Court for the District of Florida, alleging that Stiefel and its principals violated federal securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to the company at a greatly undervalued price and without disclosing to employees that the company was about to be sold to the Group. After several years of inactivity, the case was re-assigned
to a new judge, who set a trial date of 6 July 2020. On 26 February 2020, the parties reached an agreement in principle to settle the case, which is subject to final approval by the SEC.
In addition to the SEC case, one private matter (the Martinolich case) remains. It is also pending in federal district court in Florida but has been stayed pending the trial of the SEC matter. The allegations in the Martinolich case largely track those in the SEC matter: the plaintiff, a former Stiefel employee, alleges that Stiefel and its officers and directors violated the US Employee Retirement Income Security Act (ERISA) and federal and state securities laws by inducing Stiefel employees to sell their shares in the employee stock plan back to Stiefel at a greatly undervalued price and without disclosing to employees that Stiefel was about to be sold to the Group.